Summary of principal accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Income tax description	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	10 years